Schedule of weighted-average grant date fair value of the options granted (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options, Outstanding balance | shares	17,145
Weighted average Grant date fair value per share, balance | $ / shares	$ 216.30
Number of options, Granted | shares	879,240
Weighted average Grant date fair value per share, Granted | $ / shares	$ 3.42
Number of options, Vested | shares	(312,573)
Weighted average Grant date fair value per share, Vested | $ / shares	$ 0.69
Number of options, Forfeited | shares
Weighted average Grant date fair value per share, Forfeited | $ / shares
Number of options, Outstanding balance | shares	583,812	17,145
Weighted average Grant date fair value per share, balance | $ / shares	$ 9.67	$ 216.30
Non executive directors [member]
IfrsStatementLineItems [Line Items]
Number of options, Outstanding balance | shares	143	143
Weighted average Grant date fair value per share, balance | $ / shares	$ 805	$ 805
Number of options, Granted | shares
Weighted average Grant date fair value per share, Granted | $ / shares
Number of options, Vested | shares
Weighted average Grant date fair value per share, Vested | $ / shares
Number of options, Forfeited | shares
Weighted average Grant date fair value per share, Forfeited | $ / shares
Number of options, Outstanding balance | shares	143	143
Weighted average Grant date fair value per share, balance | $ / shares	$ 805	$ 805